Labor and Social Security Obligations (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Labor and Social Security Obligations

	12/31/2022	12/31/2021

Profit sharing	80,840	101,880
Labor provisions	9,860	4,419

	90,700	106,299

Current	87,732	106,299
Non-current	2,968	—